Subsequent Events (Tables)	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Schedule of subsequent events

	June 30, 2024
	As Previously	Impact of Reverse	As
	Reported	Stock Split	Revised
Common stock - shares	23,313,070	(22,535,967)	777,103
Common stock - amount	$233	$(225)	$8
Additional paid-in capital	$22,893,962	$225	$22,894,187

	March 31, 2024
	As Previously	Impact of Reverse	As
	Reported	Stock Split	Revised
Common stock - shares	21,628,974	(20,908,008)	720,966
Common stock - amount	$216	$(209)	$7
Additional paid-in capital	$21,568,549	$209	$21,568,758

	December 31, 2024
	As Previously	Impact of Reverse	As
	Reported	Stock Split	Revised
Common stock - shares	45,944,039	(44,412,571)	1,531,468
Common stock - amount	$459	$(444)	$15
Additional paid-in capital	$32,309,162	$444	$32,309,606

	December 31, 2023
	As Previously	Impact of Reverse	As
	Reported	Stock Split	Revised
Common stock - shares	20,540,409	(19,855,729)	684,680
Common stock - amount	$205	$(198)	$7
Additional paid-in capital	$17,326,299	$198	$17,326,497

Schedule of loss per share and weighted average shares outstanding

	Six months ended June 30, 2024
	As Previously	Impact of Reverse	As
	Reported	Stock Split	Revised
Loss attributable to common shareholders	$(5,451,579)	$—	$(5,451,579)
Weighted average shares used to compute basic and diluted EPS	21,842,422	(21,114,341)	728,081
Loss per share - basic and diluted	$(0.25)	$(7.24)	$(7.49)

	Three months ended June 30, 2024
	As Previously	Impact of Reverse	As
	Reported	Stock Split	Revised
Loss attributable to common shareholders	$(1,287,995)	$—	$(1,287,995)
Weighted average shares used to compute basic and diluted EPS	22,607,618	(21,854,031)	753,587
Loss per share - basic and diluted	$(0.06)	$(1.65)	$(1.71)

Schedule of warrants exercisable

	Six months ended June 30, 2024
	As Previously	Impact of Reverse	As
	Reported	Stock Split	Revised
Common stock options	3,796,725	(3,670,168)	126,557
Common stock warrants	8,528,766	(8,244,474)	284,292

Schedule of Warrants adjustment

	As Previously Reported		Impact of Reverse Stock Split		As Revised
	Options	Weighted Average	Options	Weighted Average	Options	Weighted Average
	Outstanding	Exercise Price	Outstanding	Exercise Price	Outstanding	Exercise Price
Options outstanding at December 31, 2023	2,584,599	$3.06	(2,498,446)	$88.66	86,153	$91.72
Options granted	1,218,126	$2.07	(1,177,522)	$60.07	40,604	$62.14
Options cancelled	(6,000)	$2.11	5,800	$61.19	(200)	$63.30
Options outstanding at June 30, 2024	3,796,725	$2.74	(3,670,168)	$79.53	126,557	$82.27
Options vested and exercisable at June 30, 2024	3,789,225	$2.74	(3,662,918)	$79.53	126,307	$82.27

Schedule of Warrants adjustment

	As Previously Reported		Impact of Reverse Stock Split		As Revised
	Warrants	Weighted Average	Warrants	Weighted Average	Warrants	Weighted Average
	Outstanding	Exercise Price	Outstanding	Exercise Price	Outstanding	Exercise Price
Warrants outstanding at December 31, 2023	7,854,620	$9.70	(7,592,799)	$281.35	261,821	$291.05
Warrants granted	674,146	$1.78	(651,675)	$51.62	22,471	$53.40
Warrants cancelled	—	—	—	—	—	—
Warrants outstanding at June 30, 2024	8,528,766	$9.08	(8,244,474)	$263.18	284,292	$272.26